Pensions and Other Post-employment Benefits - Actuarial Assumptions and Sensitivity Analysis (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DB Pension Plans
Disclosure of defined benefit plans [line items]
Rate of compensation expense	3.50%	3.50%
Rate of compensation expense	3.50%	3.50%
Minimum | DB Pension Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	0.80%	2.30%
Minimum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	2.50%	3.00%
Maximum | DB Pension Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.20%	4.20%
Maximum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.20%	3.70%
Discount rate | DB Pension Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	$ (5)
Impact on defined benefit obligation, decrease in assumption	6
Discount rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	(25)
Impact on defined benefit obligation, decrease in assumption	31
Health care cost trend rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	25
Impact on defined benefit obligation, decrease in assumption	$ (22)